INCOME TAXES	12 Months Ended
Dec. 31, 2025
INCOME TAXES
INCOME TAXES

14.INCOME TAXES

Cayman Islands

The Company was incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, no Cayman Islands withholding tax will be imposed upon payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiaries in Hong Kong are subject to 16.5% Hong Kong profit tax on taxable income generated from operations in Hong Kong. Additionally, payments of dividends by subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

Chinese mainland

Under the PRC Enterprise Income Tax Law (the “EIT Law”), domestic enterprises and foreign invested enterprises are subject to a uniform enterprise income tax rate of 25%. In accordance with the implementation rules of the EIT Law, a qualified High and New Technology Enterprise (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years and could be re-applied when the prior certificate expires. The consolidated VIE is qualified as a HNTE and enjoys a preferential income tax rate of 15% for the years presented. In 2025, one of the Group’s subsidiaries was also recognized as a HNTE, and is therefore entitled to the 15% preferential income tax rate for the year ended December 31, 2025.

According to relevant laws and regulations promulgated by the State Taxation Administration (“STA”) of the PRC effective from 2018 onwards, enterprises engaging in research and development activities are entitled to claim 175% of their qualified research and development expenses incurred as tax deductible expenses(“Super R&D Deduction”) when determining their assessable profits for the year. Pursuant to the announcement issued by the STA of the PRC and other government authorities in September 2022, the Super R&D Deduction rate increased to 200% for the period from October 1, 2022 to December 31, 2022. In March 2023, the STA of the PRC further announced that the 200% Super R&D Deduction rate would continue to be applied from January 1, 2023.

Under the EIT Law, dividends distributed by foreign-invested enterprises to their immediate holding companies outside of the Chinese mainland are generally subject to a 10% withholding tax. A lower withholding tax rate of 5% is applicable if immediate holding companies with at least 25% equity interest in the foreign-invested enterprises are incorporated in Hong Kong and meet the relevant requirements pursuant to the tax arrangement between Chinese mainland and Hong Kong. As of December 31, 2025, the Company’s Hong Kong subsidiary, Techfish Limited, was recognized as a qualified subsidiary, and dividends distributed to it from subsidiaries in the Chinese mainland were eligible for a lower withholding tax rate of 5%. For the year ended December 31, 2025, the Group recorded RMB14.7 million withholding tax expenses associated with earnings distributed and expected to be distributed from its foreign-invested enterprises to the Hong Kong subsidiary. The Group currently intends to indefinitely reinvest the remaining undistributed earnings of its foreign-invested enterprises in the Chinese mainland, and determination of the amount of unrecognized deferred tax liabilities related to these earnings is not practicable.

14.INCOME TAXES (CONTINUED)

Pillar Two rules

The Group is subject to the Pillar Two rules published by the Organisation for Economic Co-operation and Development, which impose a top-up tax on profits arising in jurisdictions where the effective tax rate, calculated on a jurisdictional basis, is below the minimum rate of 15%. The corresponding Pillar Two legislation was enacted in Hong Kong and became effective for the year ended December 31, 2025. In accordance with the requirements of Hong Kong’s Pillar Two legislation, the Group recognized current income tax expenses of RMB37.6 million for the year ended December 31, 2025, reflecting the current estimate of the top-up tax exposure borne by the Group.

Components of income before income tax expenses are as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	(In thousands)
Income from Chinese mainland operations	809,506	1,616,998	3,183,315
Income from non-Chinese mainland operations	412,283	215,662	16,897
Total	1,221,789	1,832,660	3,200,212

Components of income tax expenses are as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	(In thousands)
Current income tax expenses	108,488	257,096	530,677
Deferred income tax expenses/(benefit)	14,083	8,538	(20,932)
Total	122,571	265,634	509,745

For the year ended December 31, 2025, income tax expenses amounted to RMB471.1 million in Chinese mainland and RMB38.6 million in other jurisdictions. For the year ended December 31, 2025, the Group paid income tax of RMB502.9 million in Chinese mainland and RMB1.0 million in other jurisdictions.

14.INCOME TAXES (CONTINUED)

The reconciliation between the statutory income tax rate and the Group’s effective tax rate for the years presented is as follows. The PRC statutory income tax rate is applied for this reconciliation as the majority of the Group’s operations are located in the Chinese mainland.

	For the year ended December 31,
	2023	2024
PRC statutory income tax rate	25.00%	25.00%
Effect of tax-exempt entities and tax rates in different jurisdictions	(5.72)%	(1.74)%
Effect of PRC preferential tax rates	(7.72)%	(8.67)%
Effect of permanent difference	0.36%	1.77%
Changes in valuation allowance	(2.40)%	(3.33)%
Others	0.51%	1.46%
Effective tax rate	10.03%	14.49%

	For the year ended December 31, 2025
	Amount	Percent
	RMB in thousands
Income tax expenses at PRC statutory income tax rate	800,053	25.00%
Foreign tax effects	72,024	2.25%
Effect of nontaxable or nondeductible items
Share-based compensation expenses	120,165	3.75%
Others	4,465	0.14%
Changes in valuation allowance	(92,279)	(2.88)%
Other adjustments
Effect of PRC preferential tax rates	(327,268)	(10.23)%
Super R&D Deduction	(75,168)	(2.35)%
Others	7,753	0.25%
Income tax expenses	509,745	15.93%

14.INCOME TAXES (CONTINUED)

The following table sets forth the significant components of deferred tax assets and liabilities:

	As of December 31,
	2024	2025
	RMB	RMB
	(In thousands)
Deferred tax assets
Net operating loss carry-forwards	137,310	167,973
Deductible advertising expenses	144,192	72,496
Others	194	5,810
Total deferred tax assets	281,696	246,279
Less: valuation allowance	(281,696)	(222,038)
Deferred tax assets, net of valuation allowance	—	24,241
Deferred tax liabilities
Accelerated tax depreciation	(25,688)	(15,190)
Unrealized gains from investments	(7,613)	(32,610)
Others	(1,150)	(9,962)
Total deferred tax liabilities	(34,451)	(57,762)
Deferred tax liabilities, net of deferred tax assets	(34,451)	(33,521)

As of December 31, 2025, the Group had accumulated tax losses of approximately RMB837.2 million, mainly derived from entities incorporated in the Chinese mainland and Hong Kong. The tax losses in the Chinese mainland can be carried forward for five years to offset future taxable profit. The tax losses in Hong Kong can be carried forward with no expiration date.

Valuation allowance is recognized against deferred tax assets based on a more-likely-than-not threshold. In making such determination, the Group evaluates a variety of factors including future reversals of existing taxable temporary differences and future profitability. A valuation allowance was provided for majority of deferred tax assets arising from net operating loss carry-forwards as the related consolidated entities were expected to remain loss-making in the foreseeable future. A full valuation allowance was recognized against deferred tax assets that arose from deductible advertising expenses as there was no positive evidence to conclude that the benefit of such deferred tax assets would be more-likely-than-not to be realized in the foreseeable future. Deferred tax assets without valuation allowance are more likely than not to be realized given the expectation of future earnings.

Movements of valuation allowance are as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	(In thousands)
Balance at beginning of the year	354,306	325,027	281,696
Change of valuation allowance	(29,279)	(43,331)	(59,658)
Balance at end of the year	325,027	281,696	222,038